Change in independent
registered public accounting
firm
Deloitte & Touche LLP
(Deloitte) served as the
independent registered public
accounting firm for the Snow
Capital Small Cap Value
Fund and the Snow Capital
Long/Short Opportunity
Fund, the predecessor funds
to Easterly Snow Small Cap
Value Fund and Easterly
Snow Long/Short
Opportunity Fund, to audit
the financial statements for
the fiscal year ending
February 28, 2021.
The Trust engaged Tait
Weller Baker, LLP on
September 2, 2021, as the
independent registered public
accounting firm to audit the
Easterly Snow Small Cap
Value Funds and Easterly
Snow Long/Short
Opportunity Funds, financial
statements for the fiscal year
ending February 28, 2022.
The report of Deloitte on the
financial statements for the
fiscal year ending February
28, 2021 contained no
adverse opinion or disclaimer
of opinion, and were not
qualified or modified as to
uncertainty, audit scope or
accounting principles.

During the fiscal year and the
interim period of March 1,
2021 through November 5,
2021 (the Interim Period)
there were no (i)
disagreements with Deloitte
on any matter of accounting
principles or practices,
financial statement
disclosure, or auditing scope
or procedure, which
disagreements, if not resolved
to the satisfaction of Deloitte,
would have caused it to make
reference to the subject
matter of the disagreements
in connection with its reports
on Snow Capital Small Cap
Value Funds and the Snow
Capital Long/Short
Opportunity Funds financial
statements for the year, nor
(ii) reportable events of the
kinds described in Item
304(a)(1)(v) of Regulation S-
K under the Securities
Exchange Act of 1934, as
amended.

During the fiscal years ended
February 28, 2021 and the
Interim Period, neither the
Snow Capital Small Cap
Value Fund or the Snow
Capital Long/Short
Opportunity Fund, nor
anyone on behalf of the Snow
Capital Small Cap Value
Fund and the Snow Capital
Long/Short Opportunity
Fund, had consulted Tait
Weller Baker, LLP on items
that concerned (a) the
application of accounting
principles to a specified
transaction, either completed
or proposed, or the type of
audit opinion that might be
rendered on the Snow Capital
Small Cap Value Fund and
the Snow Capital Long/Short
Opportunity Fund financial
statements, or (b) the subject
of a disagreement (as defined
in paragraph (a)(1)(iv) of
Item 304 of Regulation S-K
and related instructions) or
reportable events (as
described in paragraph
(a)(1)(v) of Item 304 of
Regulation S-K).